This is filed pursuant to Rule 497(e).
File Nos. 333-37177 and 811-08403.
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AllianceBernstein(SM)
Investment Research and Management

                                           ALLIANCEBERNSTEIN INSTITUTIONAL FUNDS
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                         - AllianceBernstein Small Cap Growth Institutional Fund

Supplement dated June 16, 2005 to the Prospectus dated March 1, 2005 of the AllianceBernstein Institutional Funds offering shares of the AllianceBernstein Small Cap Growth Institutional Fund (the "Fund"). This Supplement supercedes certain information contained in the Prospectus relating to the Fund.

Effective June 20, 2005, the Fund will cease offering shares to new shareholders. Current Fund shareholders may continue to purchase shares.

You should retain this Supplement with your Prospectus for future reference.

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(SM) This mark is used under license from the owner, AllianceBernstein
     Investment Research and Management, Inc.

00250.0237 #579807